Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Service charges:
Billed	$252,483	$278,835
Unbilled	9,037	13,197
Other	10,579	60,169
Allowance for doubtful accounts	(21,748)	(20,830)

Total	$250,351	$331,371